Debt securities issued - Summary of Debt Securities Issued (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 ARS ($)	Dec. 31, 2023 ARS ($)
Disclosure Of Debt Instruments Issued [Line Items]
Interest accrued payable	$ 2,628,659	$ 6,133,745
Total	115,898,590	27,910,020
Total Principal
Disclosure Of Debt Instruments Issued [Line Items]
Total Principal	113,269,931	21,776,275
Class 29 BBVA
Disclosure Of Debt Instruments Issued [Line Items]
Nominal Value	$ 24,500,000
Annual Nominal	0.0500
Total Principal	$ 24,500,000	0
Class 30 BBVA
Disclosure Of Debt Instruments Issued [Line Items]
Nominal Value	$ 15,088,235
Annual Nominal	0.0275
Total Principal	$ 15,088,235	0
Class 31 BBVA
Disclosure Of Debt Instruments Issued [Line Items]
Nominal Value	$ 37,706,733
Annual Nominal	0.0274
Total Principal	$ 37,706,733	0
Class 10 Volkswagen Financial Services
Disclosure Of Debt Instruments Issued [Line Items]
Nominal Value	$ 10,000,000
Annual Nominal	0.0450
Total Principal	$ 0	21,776,275
Class 11 Volkswagen Financial Services
Disclosure Of Debt Instruments Issued [Line Items]
Nominal Value	$ 15,974,963
Annual Nominal	0.0575
Total Principal	$ 15,974,963	0
Class 29 PSA
Disclosure Of Debt Instruments Issued [Line Items]
Nominal Value	$ 11,655,556
Annual Nominal	0.3672
Total Principal	$ 11,655,556	0
Class 30 PSA
Disclosure Of Debt Instruments Issued [Line Items]
Nominal Value	$ 8,344,444
Annual Nominal	0.0325
Total Principal	$ 8,344,444	$ 0